Allowance for Loan Losses - Ending Allocation of Allowance for Loan Losses and Loan Balances Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment	$ 18	$ 107
Allowance for loan losses, Collectively evaluated for impairment	26,623	24,921
Allowance for loan losses, Total	26,641	25,028	$ 14,767	$ 13,679
Outstanding loan balances, Individually evaluated for impairment	1,222	2,666
Outstanding loan balances, Collectively evaluated for impairment	1,996,367	2,054,448
Outstanding loan balances, Total	1,997,879	2,057,502
Receivables Acquired with Deteriorated Credit Quality [Member]
Accounts Notes And Loans Receivable [Line Items]
Loan balance of loans acquired with credit deterioration	290	388
Commercial and Agriculture [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment		73
Allowance for loan losses, Collectively evaluated for impairment	2,600	2,737
Allowance for loan losses, Total	2,600	2,810	2,219	1,747
Outstanding loan balances, Individually evaluated for impairment		74
Outstanding loan balances, Collectively evaluated for impairment	246,502	409,802
Outstanding loan balances, Total	246,502	409,876
Commercial Real Estate Owner Occupied [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment	7	5
Allowance for loan losses, Collectively evaluated for impairment	4,457	4,052
Allowance for loan losses, Total	4,464	4,057	2,541	1,962
Outstanding loan balances, Individually evaluated for impairment	187	980
Outstanding loan balances, Collectively evaluated for impairment	295,265	277,433
Outstanding loan balances, Total	295,452	278,413
Commercial Real Estate Non Owner Occupied [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	13,860	12,451
Allowance for loan losses, Total	13,860	12,451	6,584	5,803
Outstanding loan balances, Individually evaluated for impairment		48
Outstanding loan balances, Collectively evaluated for impairment	829,310	705,024
Outstanding loan balances, Total	829,310	705,072
Residential Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment	11	29
Allowance for loan losses, Collectively evaluated for impairment	2,586	2,455
Allowance for loan losses, Total	2,597	2,484	1,582	1,531
Outstanding loan balances, Individually evaluated for impairment	526	946
Outstanding loan balances, Collectively evaluated for impairment	429,244	441,254
Outstanding loan balances, Total	430,060	442,588
Residential Real Estate [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Accounts Notes And Loans Receivable [Line Items]
Loan balance of loans acquired with credit deterioration	290	388
Real Estate Construction [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	1,810	2,439
Allowance for loan losses, Total	1,810	2,439	1,250	1,046
Outstanding loan balances, Collectively evaluated for impairment	157,127	175,609
Outstanding loan balances, Total	157,127	175,609
Farm Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	287	338
Allowance for loan losses, Total	287	338	344	397
Outstanding loan balances, Individually evaluated for impairment	509	618
Outstanding loan balances, Collectively evaluated for impairment	27,910	32,484
Outstanding loan balances, Total	28,419	33,102
Consumer and Other [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	176	209
Allowance for loan losses, Total	176	209	$ 247	284
Outstanding loan balances, Collectively evaluated for impairment	11,009	12,842
Outstanding loan balances, Total	11,009	12,842
Unallocated [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	847	240
Allowance for loan losses, Total	$ 847	$ 240		$ 909